Loan Principal and Financing Service Fee Receivables - Additional Information (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Classified [Abstract]
Transfer to certain Funding Partners loan principal and financing service fee receivables	$ 1,555,201	¥ 10,827,000	¥ 1,511,540,000